SUBSEQUENT EVENT (Details)		12 Months Ended
	Mar. 09, 2026 USD ($) ft²	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Purchase of property, plant and equipment		$ 148,516	$ 71,066	$ 126,476
Industrial Property | Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Purchase of property, plant and equipment	$ 200,000,000
Area of industrial property | ft²	153,400